Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 3.2%
AMC Networks, Inc., Class A*	7,568	$378,703
Angi, Inc.*(a)	30,944	356,166
Cargurus, Inc.*	16,881	482,797
Consolidated Communications Holdings, Inc.*	55,871	429,648
Emerald Holding, Inc.*	72,875	287,856
IDT Corp., Class B*	17,753	884,099
Liberty Latin America Ltd., Class C*	30,992	428,619
QuinStreet, Inc.*	19,816	363,425
Scholastic Corp.	13,360	449,030
Sinclair Broadcast Group, Inc., Class A(a)	13,748	388,931
TEGNA, Inc.	21,364	378,570
Telephone and Data Systems, Inc.	17,521	391,594
TrueCar, Inc.*	84,070	442,208
United States Cellular Corp.*	11,027	400,942
World Wrestling Entertainment, Inc., Class A(a)	7,414	366,103
Total Communication Services		6,428,691

Consumer Discretionary — 9.9%
1-800-Flowers.com, Inc., Class A*	14,570	444,385
Adtalem Global Education, Inc.*	10,174	369,723
America’s Car-Mart, Inc.*	2,640	419,760
American Eagle Outfitters, Inc.(a)	13,757	474,204
American Public Education, Inc.*	11,291	334,439
Asbury Automotive Group, Inc.*	2,047	420,577
Carriage Services, Inc.	11,431	425,005
Cato Corp. (The), Class A	33,523	553,130
Children's Place, Inc. (The)*	5,771	486,668
Core-Mark Holding Co., Inc.	10,397	447,487
Dillard's, Inc., Class A(a)	4,166	763,503
Escalade, Inc.	19,238	436,703
Ethan Allen Interiors, Inc.	14,919	354,625
Foot Locker, Inc.	7,151	408,036
Genius Brands International, Inc.*(a)	207,358	325,552
Gentherm, Inc.*	5,428	450,144
Graham Holdings Co., Class B	715	475,232
Green Brick Partners, Inc.*	17,737	444,667
Haverty Furniture Cos., Inc.	10,817	389,304
Hooker Furniture Corp.	11,033	366,185
iRobot Corp.*	3,293	288,138
Johnson Outdoors, Inc., Class A	2,818	333,567
Lakeland Industries, Inc.*(a)	14,439	389,275
LCI Industries	3,041	443,439
Liquidity Services, Inc.*	21,651	429,556
Lumber Liquidators Holdings, Inc.*	16,014	305,547
MarineMax, Inc.*	8,150	438,389
MDC Holdings, Inc.	6,773	361,136
Motorcar Parts of America, Inc.*	17,879	397,629
Murphy USA, Inc.	2,783	410,520
National Vision Holdings, Inc.*	9,178	495,428
Norwegian Cruise Line Holdings Ltd.*(a)	14,580	350,357
Penske Automotive Group, Inc.	5,014	444,240
Perdoceo Education Corp.*	33,635	398,911
Rent-A-Center, Inc.	6,977	399,224
Rocky Brands, Inc.	7,441	404,790
Sally Beauty Holdings, Inc.*	19,984	378,097
Smith & Wesson Brands, Inc.	23,053	540,593
Standard Motor Products, Inc.	9,675	404,028
Strategic Education, Inc.	4,377	347,052
Superior Group of Cos., Inc.	15,825	370,463
Tri Pointe Homes, Inc.*	19,759	476,587
Unifi, Inc.*	14,596	344,320
Universal Electronics, Inc.*	7,318	342,043
Vista Outdoor, Inc.*	12,544	506,652
Vivint Smart Home, Inc.*(a)	28,092	344,689
Winmark Corp.	2,157	454,739
Zumiez, Inc.*	9,377	409,306
Total Consumer Discretionary		19,998,044

Consumer Staples — 3.6%
BellRing Brands, Inc., Class A*	17,038	563,447
Central Garden & Pet Co., Class A*	7,752	335,739
Coca-Cola Consolidated, Inc.	1,393	556,016
Edgewell Personal Care Co.(a)	10,158	417,291
Ingles Markets, Inc., Class A	6,525	389,934
Medifast, Inc.	1,900	542,469
National Beverage Corp.(a)	8,225	373,250
Nu Skin Enterprises, Inc., Class A	7,605	408,312
Pilgrim's Pride Corp.*	16,909	374,534
Sanderson Farms, Inc.	2,583	482,608
Seaboard Corp.	109	447,990
Seneca Foods Corp., Class A*	8,542	467,589
Spectrum Brands Holdings, Inc.	4,732	413,340
Sprouts Farmers Market, Inc.*	15,112	371,453
Universal Corp.	6,819	355,679
USANA Health Sciences, Inc.*	4,121	392,608
Weis Markets, Inc.	7,118	374,763
Total Consumer Staples		7,267,022

Energy — 3.8%
Archrock, Inc.	42,389	364,969
Brigham Minerals, Inc., Class A	27,478	539,668
ChampionX Corp.*	18,512	430,219
Comstock Resources, Inc.*	72,613	441,487
CVR Energy, Inc.	26,501	362,004
Dril-Quip, Inc.*	12,106	345,989
EQT Corp.*	21,651	398,162
Exterran Corp.*	119,724	524,391
Helix Energy Solutions Group, Inc.*	79,658	330,581
International Seaways, Inc.(a)	42,966	706,791
Liberty Oilfield Services, Inc., Class A*	35,631	363,080
NextDecade Corp.*	150,664	495,685
NexTier Oilfield Solutions, Inc.*	108,138	413,087
ProPetro Holding Corp.*	37,736	284,907
Renewable Energy Group, Inc.*(a)	6,091	373,074
REX American Resources Corp.*	4,780	391,960
Solaris Oilfield Infrastructure, Inc., Class A	32,785	285,229
Tellurian, Inc.*	171,912	648,108
Total Energy		7,699,391

Financials — 26.7%
1st Source Corp.	8,455	387,154
Affiliated Managers Group, Inc.	2,700	427,788
Allegiance Bancshares, Inc.	9,923	361,892
Altabancorp	9,568	386,452
A-Mark Precious Metals, Inc.	11,175	569,254
American National Group, Inc.	3,729	615,210
Ameris Bancorp	7,661	372,401
Argo Group International Holdings Ltd.	7,994	416,727
Artisan Partners Asset Management, Inc., Class A	7,710	370,774
Associated Banc-Corp.	18,850	373,230
Atlantic Capital Bancshares, Inc.*	16,692	400,608
Atlantic Union Bankshares Corp.	10,487	371,974
Axis Capital Holdings Ltd.	8,115	412,810
Axos Financial, Inc.*	8,557	409,452
B Riley Financial, Inc.	7,376	498,323
BancorpSouth Bank	12,385	319,533
BankUnited, Inc.	9,153	362,276
Banner Corp.	7,543	400,081
Berkshire Hills Bancorp, Inc.	18,023	487,342
Blucora, Inc.*	24,175	407,590
Brookline Bancorp, Inc.	26,819	385,389
Cambridge Bancorp	4,771	408,302

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Camden National Corp.	8,405	$376,292
Cannae Holdings, Inc.*	10,153	337,587
Cathay General Bancorp	9,865	373,588
CBTX, Inc.	13,095	344,398
Central Pacific Financial Corp.	15,078	385,997
City Holding Co.	4,919	372,172
CNO Financial Group, Inc.	16,561	378,253
Cohen & Steers, Inc.	6,158	512,407
Community Trust Bancorp, Inc.	9,136	363,247
Cowen, Inc., Class A(a)	11,444	457,531
CVB Financial Corp.	18,211	347,102
Diamond Hill Investment Group, Inc.	2,579	444,233
Eagle Bancorp, Inc.	7,560	416,027
Enstar Group Ltd.*	1,630	418,943
Enterprise Financial Services Corp.	8,137	362,666
Evercore, Inc., Class A	3,054	403,739
EZCORP, Inc., Class A*	80,941	462,983
Federal Agricultural Mortgage Corp., Class C	3,994	389,415
Financial Institutions, Inc.	13,280	390,963
First Bancshares, Inc. (The)	10,988	423,807
First BankCorp	9,247	369,880
First Busey Corp.	15,684	370,142
First Commonwealth Financial Corp.	27,994	368,681
First Foundation, Inc.	17,147	404,155
First Merchants Corp.	8,651	352,355
First Mid Bancshares, Inc.	9,157	372,598
First Midwest Bancorp, Inc.	18,361	329,396
First of Long Island Corp. (The)	18,931	407,963
Flagstar Bancorp, Inc.	8,920	408,179
Flushing Financial Corp.	18,949	417,825
FNB Corp.	31,675	362,995
Fulton Financial Corp.	23,621	361,874
German American Bancorp, Inc.	8,704	328,141
Greenhill & Co., Inc.	24,409	391,032
Hanmi Financial Corp.	20,389	371,691
Hanover Insurance Group, Inc. (The)	3,107	422,241
HarborOne Bancorp, Inc.	29,864	406,449
HBT Financial, Inc.	23,497	383,941
Heartland Financial USA, Inc.	8,004	365,142
Heritage Commerce Corp.	32,919	356,842
Heritage Financial Corp.	14,245	344,587
Heritage Insurance Holdings, Inc.	36,307	266,493
Hilltop Holdings, Inc.	11,786	373,380
Hingham Institution For Savings The	1,418	423,982
HomeStreet, Inc.	9,128	344,217
Hope Bancorp, Inc.	26,712	353,934
Horace Mann Educators Corp.	9,310	370,631
Houlihan Lokey, Inc.	6,049	538,966
Independent Bank Corp.	17,016	357,846
Interactive Brokers Group, Inc., Class A	5,507	340,663
International Bancshares Corp.	8,666	338,667
Investors Bancorp, Inc.	27,384	378,447
Kearny Financial Corp.	33,301	400,611
Lakeland Bancorp, Inc.	23,080	377,820
Lazard Ltd., Class A	9,245	436,364
Live Oak Bancshares, Inc.(a)	5,873	353,496
Mercantile Bank Corp.	12,389	387,156
Merchants Bancorp	9,591	351,414
Mercury General Corp.	6,615	402,390
Meridian Bancorp, Inc.	21,839	417,343
Metropolitan Bank Holding Corp.*	7,988	567,388
Midland States Bancorp, Inc.	14,502	356,894
MidWestOne Financial Group, Inc.	12,989	378,370
Moelis & Co., Class A	7,602	450,419
MVB Financial Corp.	11,901	493,296
National Western Life Group, Inc., Class A	1,615	335,742
NBT Bancorp, Inc.	10,082	351,358
Northfield Bancorp, Inc.	25,268	415,659
Northwest Bancshares, Inc.	27,839	370,537
OceanFirst Financial Corp.	16,803	327,659
OFG Bancorp	17,784	410,810
Oportun Financial Corp.*	19,424	409,458
Oppenheimer Holdings, Inc., Class A	10,044	451,478
Peapack-Gladstone Financial Corp.	13,027	419,600
PennyMac Financial Services, Inc.	6,016	378,346
Peoples Bancorp, Inc.	12,127	357,625
Pinnacle Financial Partners, Inc.	4,537	406,561
Piper Sandler Cos.	3,668	450,027
Popular, Inc.	5,721	416,260
Preferred Bank	6,317	372,577
Premier Financial Corp.	12,095	323,904
PROG Holdings, Inc.	9,293	406,755
Provident Financial Services, Inc.	18,055	389,988
QCR Holdings, Inc.	8,519	418,198
Republic Bancorp, Inc., Class A	9,083	442,887
S&T Bancorp, Inc.	12,008	353,636
Safety Insurance Group, Inc.	4,775	365,861
Sandy Spring Bancorp, Inc.	9,263	385,248
Sculptor Capital Management, Inc.	18,385	426,900
Selective Insurance Group, Inc.	5,545	451,086
ServisFirst Bancshares, Inc.(a)	6,559	466,214
Simmons First National Corp., Class A	13,558	369,049
SiriusPoint Ltd.*	39,555	387,639
SLM Corp.	22,386	421,528
South State Corp.	5,124	352,736
Southern First Bancshares, Inc.*	8,581	425,017
State Auto Financial Corp.	20,410	1,020,500
Stewart Information Services Corp.	7,731	456,206
Towne Bank	13,233	394,476
TriCo Bancshares	8,492	334,840
Trustmark Corp.	11,951	358,769
UMB Financial Corp.	4,357	407,815
Umpqua Holdings Corp.	22,921	432,519
United Community Banks, Inc.	11,790	339,670
United Fire Group, Inc.	11,559	288,050
Universal Insurance Holdings, Inc.	28,053	397,230
Univest Financial Corp.	14,071	384,983
Valley National Bancorp	29,277	377,381
Victory Capital Holdings, Inc., Class A	15,738	479,852
Virtus Investment Partners, Inc.	1,708	471,630
Walker & Dunlop, Inc.	3,915	405,124
WesBanco, Inc.	11,156	360,116
Wintrust Financial Corp.	5,307	378,920
Total Financials		54,010,632

Health Care — 13.2%
Akero Therapeutics, Inc.*(a)	13,866	297,287
Alector, Inc.*	19,974	480,075
Alkermes PLC*	21,535	557,110
Allscripts Healthcare Solutions, Inc.*	26,792	457,607
Amneal Pharmaceuticals, Inc.*	59,773	294,681
AngioDynamics, Inc.*	17,192	457,823
Aquestive Therapeutics, Inc.*(a)	77,361	251,423
Arcutis Biotherapeutics, Inc.*	13,905	324,404
Assembly Biosciences, Inc.*	87,451	303,455
Avanos Medical, Inc.*	9,197	348,934
Axogen, Inc.*	19,856	404,467
Axonics, Inc.*	6,717	456,420
Beam Therapeutics, Inc.*(a)	5,026	462,392
BioDelivery Sciences International, Inc.*	102,883	386,840
Bioxcel Therapeutics, Inc.*(a)	9,321	238,524
Catalyst Pharmaceuticals, Inc.*	87,261	509,604
Cerus Corp.*	66,935	337,352
Coherus Biosciences, Inc.*	27,534	359,319
Collegium Pharmaceutical, Inc.*	16,974	422,483
Computer Programs and Systems, Inc.	13,147	415,051
Concert Pharmaceuticals, Inc.*	80,616	268,451

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Cross Country Healthcare, Inc.*	32,208	$528,855
Eagle Pharmaceuticals, Inc.*	9,638	448,167
Enanta Pharmaceuticals, Inc.*	8,157	344,633
Harpoon Therapeutics, Inc.*	19,229	188,252
Heat Biologics, Inc.*(a)	55,257	349,777
ICU Medical, Inc.*	1,958	398,042
Inogen, Inc.*	7,660	611,038
Integer Holdings Corp.*	4,367	427,486
Invacare Corp.*(a)	50,159	362,650
Kezar Life Sciences, Inc.*	67,496	328,706
Liquidia Corp.*(a)	149,544	343,951
MeiraGTx Holdings PLC*	27,877	389,999
Meridian Bioscience, Inc.*	15,325	314,162
Molecular Templates, Inc.*	31,876	223,132
Myriad Genetics, Inc.*	13,211	417,864
National HealthCare Corp.	5,163	400,907
Natus Medical, Inc.*	15,707	419,377
NextCure, Inc.*	40,187	278,496
NextGen Healthcare, Inc.*	22,225	360,490
Omeros Corp.*(a)	22,600	327,700
Organogenesis Holdings, Inc.*	22,079	338,692
Orthofix Medical, Inc.*	9,280	368,787
Outlook Therapeutics, Inc.*	178,788	404,061
Owens & Minor, Inc.	10,702	494,968
Pennant Group, Inc. (The)*	8,783	300,554
Personalis, Inc.*(a)	16,346	343,103
Premier, Inc., Class A	11,884	423,546
Prestige Consumer Healthcare, Inc.*	9,126	479,571
Radius Health, Inc.*	19,285	291,782
Replimune Group, Inc.*	13,185	431,545
Rocket Pharmaceuticals, Inc.*(a)	9,067	324,780
Scholar Rock Holding Corp.*	7,940	248,125
SeaSpine Holdings Corp.*	23,120	452,921
Select Medical Holdings Corp.	11,797	465,392
Selecta Biosciences, Inc.*	88,900	307,594
Shockwave Medical, Inc.*	3,088	562,016
SIGA Technologies, Inc.*	61,888	394,227
SmileDirectClub, Inc.*(a)	39,017	275,460
Spero Therapeutics, Inc.*(a)	27,328	364,556
Tactile Systems Technology, Inc.*	7,382	361,570
TCR2 Therapeutics, Inc.*	18,219	226,644
TFF Pharmaceuticals, Inc.*	29,644	245,749
Translate Bio, Inc.*(a)	24,396	674,305
Triple-S Management Corp.*	15,455	376,020
Vanda Pharmaceuticals, Inc.*	26,783	436,831
Varex Imaging Corp.*(a)	19,633	535,981
Verastem, Inc.*	162,864	526,051
Vericel Corp.*(a)	7,242	383,391
Voyager Therapeutics, Inc.*	85,408	269,035
Total Health Care		26,804,643

Industrials — 17.6%
ABM Industries, Inc.	7,886	366,620
Acacia Research Corp.*	60,492	341,175
Advanced Drainage Systems, Inc.	3,890	474,930
Alamo Group, Inc.	2,576	378,080
Apogee Enterprises, Inc.	9,840	390,353
Applied Industrial Technologies, Inc.	4,412	395,756
ArcBest Corp.	5,717	337,932
Argan, Inc.	7,540	338,923
ASGN, Inc.*	4,215	426,263
Astec Industries, Inc.	5,334	327,028
Blue Bird Corp.*	16,071	401,775
Boise Cascade Co.	6,962	356,106
BrightView Holdings, Inc.*	23,845	382,235
CBIZ, Inc.*	12,317	398,332
Clean Harbors, Inc.*	4,786	454,670
Comfort Systems USA, Inc.	5,381	402,230
CoreCivic, Inc.*	44,450	456,946
CRA International, Inc.	5,390	462,085
Crane Co.	4,284	416,533
Curtiss-Wright Corp.	3,392	401,274
Custom Truck One Source, Inc.*(a)	43,024	335,157
Ducommun, Inc.*	6,704	361,681
Eagle Bulk Shipping, Inc.*(a)	11,137	464,413
Echo Global Logistics, Inc.*	12,808	396,151
EMCOR Group, Inc.	3,587	436,932
Encore Wire Corp.	5,992	469,953
Ennis, Inc.	18,841	372,487
Federal Signal Corp.	10,503	416,024
Franklin Electric Co., Inc.	5,096	416,649
Genco Shipping & Trading Ltd.	39,908	700,385
Gibraltar Industries, Inc.*	4,396	328,293
GrafTech International Ltd.	32,892	373,982
Greenbrier Cos., Inc. (The)(a)	8,519	364,613
Heidrick & Struggles International, Inc.	11,262	481,000
Helios Technologies, Inc.	5,520	446,292
Heritage-Crystal Clean, Inc.*	14,828	417,853
Hillenbrand, Inc.	8,431	381,924
HNI Corp.	10,168	379,266
Hub Group, Inc., Class A*	5,979	396,288
Huron Consulting Group, Inc.*	7,985	392,303
ICF International, Inc.	4,602	421,405
IES Holdings, Inc.*	7,980	434,192
Insperity, Inc.	4,804	475,836
Insteel Industries, Inc.	13,043	506,460
Kelly Services, Inc., Class A*	18,063	395,941
Kforce, Inc.	7,505	468,537
Korn Ferry	6,449	443,304
ManTech International Corp., Class A	4,626	404,590
Marten Transport Ltd.	23,705	375,013
MasTec, Inc.*(a)	4,293	434,580
Matson, Inc.	6,031	404,801
Matthews International Corp., Class A	10,171	351,917
Meritor, Inc.*	13,673	332,664
Miller Industries, Inc.	8,709	326,675
Moog, Inc., Class A	4,838	376,735
MRC Global, Inc.*	44,549	408,514
Mueller Industries, Inc.	9,728	422,195
MYR Group, Inc.*	5,613	536,771
National Presto Industries, Inc.	3,941	380,228
Northwest Pipe Co.*	12,037	341,971
PGT Innovations, Inc.*	15,932	359,745
Powell Industries, Inc.	11,877	345,502
Primoris Services Corp.	12,142	363,046
Radiant Logistics, Inc.*	57,882	360,026
Regal Beloit Corp.	2,820	415,189
Rush Enterprises, Inc., Class A	8,073	379,350
Ryder System, Inc.	5,317	404,890
Saia, Inc.*	1,745	394,370
Schneider National, Inc., Class B	16,110	361,508
Shyft Group, Inc. (The)	10,814	426,504
SPX Corp.*	6,903	460,154
SPX FLOW, Inc.	6,352	521,817
Standex International Corp.	4,210	387,320
Sterling Construction Co., Inc.*	17,339	380,764
Tennant Co.	5,036	398,448
Thermon Group Holdings, Inc.*	20,640	343,862
Timken Co. (The)	4,956	394,002
Titan Machinery, Inc.*	15,776	450,089
Transcat, Inc.*	8,196	523,315
TriMas Corp.*	13,268	434,129
Triton International Ltd.	7,316	386,212
TrueBlue, Inc.*	18,268	496,707
UFP Industries, Inc.	5,304	393,875
Universal Logistics Holdings, Inc.	15,290	352,435
Upwork, Inc.*	8,985	465,333
VSE Corp.	10,184	509,709

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Werner Enterprises, Inc.	8,528	$389,815
Total Industrials		35,581,337

Information Technology — 13.1%
A10 Networks, Inc.*	41,860	534,552
ACI Worldwide, Inc.*	10,572	362,620
ADTRAN, Inc.	24,117	540,462
Amkor Technology, Inc.	16,967	418,067
Belden, Inc.	9,067	444,283
Benchmark Electronics, Inc.	13,010	343,464
Blackbaud, Inc.*	5,659	403,656
Brightcove, Inc.*	19,994	229,331
Cambium Networks Corp.*	8,611	379,315
Cass Information Systems, Inc.	8,694	383,318
ChannelAdvisor Corp.*	17,082	397,840
CommScope Holding Co., Inc.*	26,190	554,180
CommVault Systems, Inc.*	6,237	471,455
Cornerstone OnDemand, Inc.*	9,230	442,486
CSG Systems International, Inc.	8,962	406,516
CTS Corp.	12,951	453,156
CyberOptics Corp.*	15,490	725,707
Daktronics, Inc.*	64,158	392,005
Digi International, Inc.*	21,183	438,064
eGain Corp.*	42,389	494,680
ePlus, Inc.*	4,037	373,261
ExlService Holdings, Inc.*	4,462	505,188
FARO Technologies, Inc.*	4,647	338,720
FormFactor, Inc.*	8,918	332,285
GTY Technology Holdings, Inc.*	62,954	435,642
Hackett Group, Inc. (The)	24,544	439,828
Insight Enterprises, Inc.*	4,216	423,202
Intelligent Systems Corp.*(a)	9,833	332,257
InterDigital, Inc.	6,340	417,743
Iteris, Inc.*	65,198	406,184
J2 Global, Inc.*	3,356	474,102
Kimball Electronics, Inc.*	15,592	317,921
Knowles Corp.*	19,229	385,349
Mitek Systems, Inc.*(a)	27,591	610,037
NeoPhotonics Corp.*	33,664	326,541
NETGEAR, Inc.*(a)	9,788	335,239
NetScout Systems, Inc.*	14,286	410,865
Onto Innovation, Inc.*	6,122	429,030
OSI Systems, Inc.*	4,186	418,809
Perficient, Inc.*	6,851	645,981
Photronics, Inc.*	31,281	418,227
Plexus Corp.*	4,380	395,602
Progress Software Corp.	9,130	416,237
Rambus, Inc.*	20,693	489,596
Ribbon Communications, Inc.*	48,998	338,576
Rimini Street, Inc.*	44,847	389,720
Sanmina Corp.*	9,721	373,481
ScanSource, Inc.*	13,431	370,561
SMART Global Holdings, Inc.*(a)	8,742	409,475
Smith Micro Software, Inc.*	73,075	413,605
SPS Commerce, Inc.*	4,051	441,356
Sykes Enterprises, Inc.*	9,126	489,701
Synaptics, Inc.*(a)	2,970	451,202
Teradata Corp.*	10,438	518,351
TTEC Holdings, Inc.	4,004	418,418
TTM Technologies, Inc.*	27,743	388,125
Unisys Corp.*	15,825	353,689
Veeco Instruments, Inc.*(a)	19,396	449,987
VirnetX Holding Corp.*(a)	72,222	296,110
Vishay Intertechnology, Inc.	16,706	369,704
Vishay Precision Group, Inc.*	13,056	474,324
Xerox Holdings Corp.	16,575	399,955
Xperi Holding Corp.	18,479	383,809
Total Information Technology		26,623,152

Materials — 4.3%
American Vanguard Corp.	19,710	325,412
Avient Corp.	8,511	412,954
Clearwater Paper Corp.*	10,693	315,337
Commercial Metals Co.	13,043	427,810
Eagle Materials, Inc.	2,993	422,971
Element Solutions, Inc.	21,994	514,440
Greif, Inc., Class A	7,057	427,795
Hawkins, Inc.	12,001	435,756
HB Fuller Co.	6,395	413,245
Kaiser Aluminum Corp.	3,641	443,037
Louisiana-Pacific Corp.	7,253	402,106
Marrone Bio Innovations, Inc.*	192,475	240,594
Materion Corp.	6,073	433,369
Minerals Technologies, Inc.	5,341	428,455
PQ Group Holdings, Inc.*	24,088	374,809
Schnitzer Steel Industries, Inc., Class A	9,626	504,595
Stepan Co.	3,165	373,312
Tredegar Corp.	26,801	350,289
UFP Technologies, Inc.*	8,074	482,664
United States Lime & Minerals, Inc.	3,009	418,251
Verso Corp., Class A	27,572	524,419
Total Materials		8,671,620

Real Estate — 2.3%
Alexander & Baldwin, Inc.	23,959	479,659
American Finance Trust, Inc.	40,965	346,974
CTO Realty Growth, Inc.	7,734	434,573
Forestar Group, Inc.*	17,280	353,722
Industrial Logistics Properties Trust	17,392	471,323
Kennedy-Wilson Holdings, Inc.	19,904	401,862
Marcus & Millichap, Inc.*	11,937	474,973
Piedmont Office Realty Trust, Inc., Class A	23,159	440,484
Plymouth Industrial REIT, Inc.	23,874	551,012
PS Business Parks, Inc.	2,603	400,003
RMR Group, Inc. (The), Class A	9,857	386,789
Total Real Estate		4,741,374

Utilities — 2.2%
ALLETE, Inc.	5,987	421,006
Black Hills Corp.	6,025	407,591
California Water Service Group	7,140	447,535
Consolidated Water Co., Ltd.(a)	29,909	379,246
Middlesex Water Co.	5,091	517,958
Otter Tail Corp.	8,713	442,533
SJW Group	6,386	440,187
South Jersey Industries, Inc.(a)	17,815	448,404
Southwest Gas Holdings, Inc.	5,854	409,370
Unitil Corp.	8,804	465,908
Total Utilities		4,379,738

Total Common Stocks
(Cost $183,335,491)		202,205,644

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Short-Term Investments — 1.5%

Money Market Funds — 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	2,851,857	$2,851,857
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	147,423	147,423

Total Short-Term Investments
(Cost $2,999,280)		2,999,280

Total Investments — 101.4%
(Cost $186,334,771)		205,204,924
Other Assets and Liabilities, Net — (1.4)%		(2,819,709)
Net Assets — 100.0%		$202,385,215

__________________________

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $10,863,083; total market value of collateral held by the Fund was $11,433,888. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $8,582,031.
(b)	Reflects the 1-day yield at July 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$202,205,644	$–	$–	$202,205,644
Short-Term Investments:
Money Market Funds	2,999,280	–	–	2,999,280
Total Investments in Securities	$205,204,924	$–	$–	$205,204,924

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2021, the Fund did not have any transfers between any levels within the fair value hierarchy.